The Company and Basis of Presentation (Details) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended	12 Months Ended			106 Months Ended
	Dec. 11, 2023 USD ($) $ / shares shares	Jun. 26, 2023 USD ($) shares	Jun. 22, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Apr. 30, 2023	Jun. 30, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 08, 2023
Company and Basis of Presentation [Line Items]
Employee workforce, termination percentage						83.00%	83.00%
Proceeds from issuance of private placement								$ 84,555	$ 0	$ 0
Proceeds from raising capital											$ 896,200
Accumulated deficit				$ 764,414				764,414	$ 425,624		764,414
Cash, cash equivalents, and marketable securities				$ 339,300				$ 339,300			$ 339,300
Spyre Therapeutics, Inc.
Company and Basis of Presentation [Line Items]
Fixed exchange ratio			0.5494488
Asset acquisition, stockholder payment period			3 years
Spyre 2023 Equity Incentive Plan | Spyre Therapeutics, Inc.
Company and Basis of Presentation [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares) | shares			2,734
Series A Non Voting Convertible Preferred StockSeries A Non Voting Convertible Preferred Stock
Company and Basis of Presentation [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Conversion basis			40
Series A Non Voting Convertible Preferred StockSeries A Non Voting Convertible Preferred Stock | Spyre Therapeutics, Inc.
Company and Basis of Presentation [Line Items]
Shares transferred as equity interest in asset acquisition (in shares) | shares			364,887
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Conversion basis			40
Series B Non-Voting Convertible Preferred Stock
Company and Basis of Presentation [Line Items]
Conversion basis	40											40
Series B non-voting convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Private Placement
Company and Basis of Presentation [Line Items]
Sale of stock (in shares) | shares		721,452			721,452
Proceeds from issuance of private placement	$ 180,000	$ 210,000						$ 180,000
Offering costs	$ 10,900	12,700		$ 10,900	$ 12,700
Private Placement | Series A Non Voting Convertible Preferred StockSeries A Non Voting Convertible Preferred Stock
Company and Basis of Presentation [Line Items]
Proceeds from issuance of private placement		$ 210,000
Private Placement | Series B Non-Voting Convertible Preferred Stock
Company and Basis of Presentation [Line Items]
Sale of stock (in shares) | shares	150,000			150,000
Proceeds from issuance of private placement	$ 90,000
Common Stock | Spyre Therapeutics, Inc.
Company and Basis of Presentation [Line Items]
Shares transferred as equity interest in asset acquisition (in shares) | shares			517,809
Common Stock | Private Placement
Company and Basis of Presentation [Line Items]
Sale of stock (in shares) | shares	6,000,000			6,000,000